Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Cash Flows [Abstract]
Net loss	$ (197)	$ (172)	$ (141)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred charges	22	22	21
Changes in assets and liabilities:
Interest receivable	69	69	68
Other current assets	0	0	1
Accrued interest payable	(68)	(68)	(68)
Other current liabilities	44	(3)	(13)
Net cash used in operating activities	(130)	(152)	(132)
Investing activities:
Finance lease payments received	3,299	3,298	3,256
Change in restricted cash and investments	18	41	63
Net cash provided by investing activities	3,317	3,339	3,319
Financing activities:
Repayment of debt	(3,187)	(3,187)	(3,187)
Net cash used in financing activities	(3,187)	(3,187)	(3,187)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at start of the year	0	0	0
Cash and cash equivalents at end of the year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 1,222	$ 1,493	$ 1,765